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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Aerospace/Defense: 0.7%
656,050	@, L	BE Aerospace, Inc.	$20,796,785
			20,796,785
		Agriculture: 2.8%
931,350	L	Altria Group, Inc.	81,781,844
			81,781,844
		Banks: 6.1%
732,000		Bank of America Corp.	37,346,640
986,950		Bank of New York Co., Inc.	40,020,823
324,650	L	Capital One Financial Corp.	24,498,089
200,400		PNC Financial Services Group, Inc.	14,422,788
1,036,650		US Bancorp.	36,251,651
797,800	L	Wells Fargo & Co.	27,468,254
			180,008,245
		Beverages: 1.2%
138,000	@@	Fomento Economico Mexicano SA de CV ADR	15,233,820
302,650		PepsiCo, Inc.	19,236,434
			34,470,254
		Biotechnology: 1.2%
181,550	@	Amgen, Inc.	10,145,014
421,900	@, L	Genzyme Corp.	25,322,438
			35,467,452
		Chemicals: 1.1%
455,050		Air Products & Chemicals, Inc.	33,655,498
			33,655,498
		Computers: 4.2%
294,350	@	Apple, Inc.	27,348,059
1,618,900	@	Dell, Inc.	37,574,669
1,189,450		Hewlett-Packard Co.	47,744,523
137,500		International Business Machines Corp.	12,960,750
			125,628,001
		Cosmetics/Personal Care: 2.4%
1,122,096	L	Procter & Gamble Co.	70,871,583
			70,871,583
		Diversified Financial Services: 8.4%
89,100		Bear Stearns Cos., Inc.	13,396,185
1,440,900		Citigroup, Inc.	73,975,806
664,000	L	Countrywide Financial Corp.	22,336,960
1,259,917	@, L	E*Trade Financial Corp.	26,735,439
140,000	@, L	GFI Group, Inc.	9,515,800
764,500		JP Morgan Chase & Co.	36,986,510
446,500	L	Merrill Lynch & Co., Inc.	36,465,655
393,000	L	Nuveen Investments, Inc.	18,588,900
783,000	@, L	TD Ameritrade Holding Corp.	11,651,040
			249,652,295
		Electric: 1.4%
561,046	@, L	Mirant Corp.	22,699,921
263,900	@, L	NRG Energy, Inc.	19,011,356
			41,711,277
		Electrical Components & Equipment: 1.2%
312,000		Emerson Electric Co.	13,444,080
419,300	@, L	General Cable Corp.	22,403,199
			35,847,279
		Electronics: 1.2%
2,302,500	@, @@, L	Flextronics International Ltd.	25,189,350
233,350	@	Thomas & Betts Corp.	11,392,147
			36,581,497
		Engineering & Construction: 0.3%
584,600	@@, L	ABB Ltd. ADR	10,043,428
			10,043,428
		Entertainment: 1.8%
762,300	L	International Game Technology	30,781,674
224,700	@, L	Penn National Gaming, Inc.	9,531,774
706,400	L	Regal Entertainment Group	14,036,168
			54,349,616
		Healthcare - Products: 3.2%
135,100	L	Baxter International, Inc.	7,115,717
799,800		Johnson & Johnson	48,195,948
1,066,700	@	St. Jude Medical, Inc.	40,118,587
			95,430,252
		Healthcare - Services: 1.1%
134,200		Aetna, Inc.	5,876,618
463,100	@, W, L	Covance, Inc.	27,480,354
			33,356,972

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 1.2%
575,150		Clorox Co.	$36,631,304
			36,631,304
		Insurance: 6.3%
1,005,600		American International Group, Inc.	67,596,432
703,400	L	AON Corp.	26,701,064
552,700	L	Metlife, Inc.	34,903,005
75,000	L	MGIC Investment Corp.	4,419,000
293,250		Stancorp Financial Group, Inc.	14,419,103
769,650		Travelers Cos., Inc.	39,844,781
			187,883,385
		Internet: 1.6%
104,750	@	Google, Inc.	47,992,260
			47,992,260
		Investment Companies: 1.9%
2,276,583	@@	KKR Private Equity Investors LP	55,207,138
			55,207,138
		Iron/Steel: 1.5%
420,600	L	Allegheny Technologies, Inc.	44,873,814
			44,873,814
		Media: 4.9%
2,398,200		News Corp., Inc. - Class A	55,446,384
1,010,250	@	Time Warner Cable, Inc.	37,854,068
1,550,400	L	Walt Disney Co.	53,380,272
			146,680,724
		Metal Fabricate/Hardware: 1.5%
437,900	L	Precision Castparts Corp.	45,563,495
			45,563,495
		Miscellaneous Manufacturing: 5.3%
863,400		Cooper Industries Ltd.	38,844,366
436,300		Danaher Corp.	31,173,635
1,733,376		General Electric Co.	61,292,175
453,200		Roper Industries, Inc.	24,871,616
			156,181,792
		Oil & Gas: 9.2%
608,750	L	ConocoPhillips	41,608,063
465,550	L	ENSCO International, Inc.	25,325,920
1,403,200	L	ExxonMobil Corp.	105,871,440
496,400	@, L	Newfield Exploration Co.	20,704,844
803,900	@	Plains Exploration & Production Co.	36,288,046
248,250	@, L	Southwestern Energy Co.	10,173,285
353,750		Valero Energy Corp.	22,813,338
224,500		XTO Energy, Inc.	12,304,845
			275,089,781
		Oil & Gas Services: 1.4%
580,254	L	Schlumberger Ltd.	40,095,551
			40,095,551
		Pharmaceuticals: 6.9%
964,250		Abbott Laboratories	53,805,150
161,399	@, L	Gilead Sciences, Inc.	12,347,024
575,140	@	Medco Health Solutions, Inc.	41,714,904
669,700		Merck & Co., Inc.	29,580,649
638,424		Pfizer, Inc.	16,126,590
1,006,500		Wyeth	50,355,195
			203,929,512
		Pipelines: 0.0%
1,803	L	Dynegy, Inc.	16,696
			16,696
		Retail: 6.6%
577,700	L	Best Buy Co., Inc.	28,145,544
1,232,700	L	CVS Corp.	42,084,378
452,600		Home Depot, Inc.	16,628,524
690,900	@, L	Office Depot, Inc.	24,278,226
1,615,650		Staples, Inc.	41,748,396
919,600	L	Wal-Mart Stores, Inc.	43,175,220
			196,060,288
		Semiconductors: 2.0%
3,126,800		Intel Corp.	59,815,684
			59,815,684
		Software: 3.3%
327,300	@, L	Activision, Inc.	6,199,062
489,600	@, L	Adobe Systems, Inc.	20,416,320
528,450	@@, L	Infosys Technologies Ltd. ADR	26,554,613
1,652,585		Microsoft Corp.	46,057,544
			99,227,539
		Telecommunications: 5.0%
2,355,400		AT&T, Inc.	92,873,417
441,200	@	Cisco Systems, Inc.	11,263,836

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
1,048,600	L	Qualcomm, Inc.	$44,733,276
			148,870,529
		Total Common Stock
		(Cost $2,495,956,451)	2,883,771,770
EXCHANGE-TRADED FUNDS: 1.2%
		Exchange-Traded Funds: 1.2%
922,989	L	Utilities Select Sector SPDR Fund	36,642,663

		Total Exchange-Traded Funds
		(Cost $33,308,178)	36,642,663

Principal Amount				Value
CONVERTIBLE BONDS: 0.0%
		Electric: 0.0%
$20,000,000	L	Mirant Corp. - Escrow (In Default), Discount Note, due 06/15/21		$—

		Total Convertible Bonds (Cost $-)		—
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
10,000,000		Southern Energy Escrow (In Default), Discount Note, due 07/15/09		—

		Total Corporate Bonds/Notes
		(Cost $ - )		—

		Total Long-Term Investments
		(Cost $2,529,264,629)		2,920,414,433
SHORT-TERM INVESTMENTS: 14.3%
		Mutual Fund: 1.7%
49,000,000	**, S	ING Institutional Prime Money Market Fund		49,000,000
		Total Mutual Fund (Cost $49,000,000)		49,000,000
		Repurchase Agreement: 0.1%
3,748,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $3,749,655 to be received upon repurchase (Collateralized by $3,820,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $3,910,763, due 11/06/13)		3,748,000
		Total Repurchase Agreement (Cost $3,748,000)		3,748,000
		Securities Lending Collateralcc: 12.5%
372,442,749		The Bank of New York Institutional Cash Reserves Fund		372,442,749
		Total Securities Lending Collateral (Cost $372,442,749)		372,442,749
		Total Short-Term Investments (Cost $425,190,749)		425,190,749
		Total Investments in Securities (Cost $2,954,455,378)*	112.4%	$3,345,605,182
		Other Assets and Liabilities - Net	(12.4)	(369,983,848)
		Net Assets	100.0%	$2,975,621,334

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $ 2,964,152,863.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 412,131,628
	Gross Unrealized Depreciation	(30,679,309)
	Net Unrealized Appreciation	$ 381,452,319

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING VP Growth and Income Portfolio Written Options Outstanding on March 31, 2007:

	Exercise	Expiration	# of	Premium
Description/Name of Issuer	Price	Date	Contracts	Received	Value
European Style Call - Allegheny Technologies Inc.	$110	04/20/07	95,000	$236,857	$(188,100)
				$236,857	$(188,100)

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007